Debt (Details) $ in Millions		6 Months Ended	12 Months Ended
	Mar. 20, 2017 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Apr. 17, 2019 USD ($)
Revolving term credit facility
Size of facility					$ 1,260,000,000
Balance, beginning of year		$ 80,000,000	$ 210,000,000
Drawdowns			435,000,000
Repayments		(80,000,000)	(565,000,000)
Balance, end of year			80,000,000
Amount outstanding		$ 80,000,000	80,000,000
Credit Facility
Revolving term credit facility
Balance, beginning of year			210,000,000
Drawdowns			275,000,000
Repayments			(485,000,000)
Maximum borrowing capacity					$ 1,000,000,000
Amount outstanding			210,000,000
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility		30 days
Stamping fee (as a percent)		1.00%
Standby fee (as a percent)		0.20%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility		180 days
Stamping fee (as a percent)		2.05%
Standby fee (as a percent)		0.41%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)				0.00%	0.00%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)				1.05%	1.05%
Credit Facility | LIBOR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)				1.00%	1.00%
Credit Facility | LIBOR | Top
Revolving term credit facility
Spread on variable rate (as a percent)				2.05%	2.05%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)				0.00%	0.00%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)				1.05%	1.05%
Term Loan
Revolving term credit facility
Balance, beginning of year		$ 80,000,000
Drawdowns			160,000,000
Repayments		(80,000,000)	(80,000,000)
Balance, end of year			80,000,000
Amount outstanding		$ 80,000,000	$ 80,000,000
Borrowed amount					$ 160,000,000	$ 160,000,000
Term Loan | 30-day Libor
Revolving term credit facility
Spread on variable rate (as a percent)						0.85%
FNBC Credit Facility
Revolving term credit facility
Maturity period	1 year
Maximum borrowing capacity	$ 100,000,000				$ 100,000,000
Standby fee (as a percent)		0.25%
FNBC Credit Facility | CIBC
Revolving term credit facility
Spread on variable rate (as a percent)				0.25%	0.25%
FNBC Credit Facility | LIBOR
Revolving term credit facility
Spread on variable rate (as a percent)				1.25%	1.25%
Letter of credit
Revolving term credit facility
Maximum borrowing capacity				$ 23.1	$ 17,000,000
Number of letter of credit		$ 2